Supplemental Guarantor Information Condensed Consolidated Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	$ 345.9	$ 358.6	$ 234.6
Reportable Legal Entities | Parent Guarantor
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	345.9	358.6	234.6
Reportable Legal Entities | Subsidiary Issuer
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	345.9	358.6	234.6
Reportable Legal Entities | Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	578.1	525.2	484.6
Reportable Legal Entities | Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	(49.6)	34.1	5.1
Reportable Legal Entities | Co-Issuer
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	0.0	0.0	0.0
Consolidating Adjustments
Supplemental Guarantor Information [Line Items]
Comprehensive income (loss)	$ (874.4)	$ (917.9)	$ (724.3)